Contractual Obligations - Contractual Commitments (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Contractual obligations
Contractual commitments	$ 72	$ 712
Less than one year
Contractual obligations
Contractual commitments	72	712
Purchase obligations
Contractual obligations
Contractual commitments	72	712
Purchase obligations | Less than one year
Contractual obligations
Contractual commitments	72	712
Purchase obligations | CRO's
Contractual obligations
Contractual commitments		600
Purchase obligations | University future partners
Contractual obligations
Contractual commitments		$ 100
Purchase obligations | System Provider
Contractual obligations
Contractual commitments	$ 72,000